NET LOSS PER COMMON SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
NET LOSS PER COMMON SHARE
NET LOSS PER COMMON SHARE

12. NET LOSS PER COMMON SHARE

Basic net loss per common share is computed by dividing the net loss available to common stockholders by the weighted‑average number of shares of common stock outstanding during the period.

Diluted net loss per common share is computed by giving the effect of all potential shares of common stock, including stock options, preferred shares, warrants and instruments convertible into common stock, to the extent dilutive. Basic and diluted net loss per common share was the same for the three and nine months ended September 30, 2019 and 2018, as the inclusion of all potential common shares outstanding would have been anti‑dilutive.

The following table sets forth the computation of basic and diluted net loss per common share for the three and nine months ended September 30, 2019 and 2018 (in thousands, except share and per share data):

	Three Months Ended
	September 30,
	2019	2018
Numerator:
Net loss	$(10,713)	$(4,281)
Denominator:
Weighted-average common stock outstanding	17,095,870	5,497,871
Net loss per share attributable to common stockholders - basic and diluted	$(0.63)	$(0.78)

	Nine Months Ended
	September 30,
	2019	2018
Numerator:
Net loss	$(27,880)	$(9,802)
Denominator:
Weighted-average common stock outstanding	14,085,579	5,473,414
Net loss per share attributable to common stockholders - basic and diluted	$(1.98)	$(1.79)

The Company’s potentially dilutive securities, which include Preferred Stock, stock options, and warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted‑average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding for the three and nine months ended September 30, 2019 and 2018, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti‑dilutive effect:

	As of
	September 30,
	2019	2018
Preferred Stock	—	3,093,898
Options to purchase common stock	3,767,571	1,035,466
Warrants to purchase common stock	482,364	309,389

10. NET LOSS PER COMMON SHARE

Basic net loss per common share is computed by dividing the net loss available to common stockholders by the weighted‑average number of shares of common stock outstanding during the period.

Diluted net loss per common share is computed by giving the effect of all potential shares of common stock, including stock options, preferred shares, warrants and instruments convertible into common stock, to the extent dilutive. Basic and diluted net loss per common share was the same for the years ended December 2017 and 2018, as the inclusion of all potential common shares outstanding would have been anti‑dilutive.

The following table sets forth the computation of basic and diluted net loss per common share (in thousands, except share and per share data):

	Years Ended
	December 31,
	2017	2018
Numerator:
Net loss	$(4,282)	$(16,521)
Denominator:
Weighted-average common stock outstanding	5,406,513	5,483,149
Net loss per share, basic and diluted	$(0.79)	$(3.01)

The Company’s potential dilutive securities, which include Preferred Stock, stock options and warrants, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted‑average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at December 31, 2017 and 2018, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti‑dilutive effect:

	As of
	December 31,
	2017	2018
Preferred Stock	3,093,898	7,095,746
Options to purchase common stock	262,427	1,202,979
Warrants to purchase common stock	309,389	458,497

Unaudited Pro Forma Net Loss Per Share

The unaudited pro forma basic and diluted net loss per share attributable to common stockholders for the year ended December 31, 2018 has been prepared to give effect to adjustments arising upon the completion of a qualified IPO. The unaudited pro forma basic and diluted weighted‑average common shares outstanding used in the calculation of unaudited pro forma basic and diluted net loss per share attributable to common stockholders for the year ended December 31, 2018 has been prepared to give effect, upon a qualified IPO, to the conversion of all outstanding shares of Preferred Stock into common stock as if the proposed IPO had occurred on the later of January 1, 2018 or the issuance date of the preferred stock.

Unaudited pro forma basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share amounts):

Year Ended December 31,
2018
(unaudited)
Numerator:
Net loss attributable to common stockholders—basic and diluted	$(16,521)
Pro forma net loss attributable to common stockholders—basic and diluted	$(16,521)
Denominator:
Weighted‑average common stock outstanding—basic and diluted	5,483,149
Pro forma adjustment to reflect conversion of convertible preferred stock to common stock upon the completion of the proposed initial public offering	3,679,938
Pro forma weighted‑average common stock outstanding—basic and diluted	9,163,087
Pro forma net loss per share attributable to common stockholders—basic and diluted	$(1.80)